Stockholders' Equity (Summary Of Restricted Stock Units) (Details) (Restricted Stock Units (RSUs) [Member], USD $)	6 Months Ended
Jun. 30, 2011
Restricted Stock Units (RSUs) [Member]
Outstanding, January 1, 2011, Number of Shares	2,211,303
Granted, Number of Shares	1,046,788
Forfeited, Number of Shares	(111,867)
Vested, Number of Shares	(531,085)
Outstanding, June 30, 2011, Number of Shares	2,615,139
Vested and expected to vest, June 30, 2011, Number of Shares	2,264,620
Outstanding, June 30, 2011, Aggregate Intrinsic Value	$ 104,252,542
Vested and expected to vest, June 30, 2011, Aggregate Intrinsic Value	$ 89,326,129